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                                THE RESERVE FUNDS
                                THE RESERVE FUND:
                 PRIMARY, U.S. GOVERNMENT AND U.S TREASURY FUNDS

                         SUPPLEMENT DATED APRIL 9, 2001
                      TO THE PROSPECTUS DATED JULY 31, 2000
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Please be advised that effective April 9, 2001, these Funds offer eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45, Treasurer's Trust, Class 75 and Class R. Classes 8, 15, 25, 35and 45 are specifically designed for institutional investors. Treasurer's Trust is specifically designed for sweep accounts and Class 75 and Class R are specifically designed for direct retail investors.

All outstanding shares of the Funds as of April 8, 2001 are now designated as Class R. Please note that there is no change in the investment objective, strategies, the adviser, the fees or the services of your investment.

In addition , please note that under the section entitled, "your account" the requirements for signature guarantees have been revised and should read as such:

SIGNATURES GUARANTEED. The following situations require written instructions along with signatures guaranteed.

     (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
     (2) redemptions on accounts whose address has been changed within the past 30 days; or
     (3) redemption requests to be sent to someone other than the account owner or the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

If you would like a new prospectus, you may view one on line at
www.reservefunds.com or you may call us at (800) 637-1700 during normal business hours (Monday through Friday, 8:30am to 6:00pm).
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                                THE RESERVE FUNDS
                                THE RESERVE FUND
                            RESERVE TAX-EXEMPT TRUST
                        RESERVE NEW YORK TAX-EXEMPT TRUST

                         SUPPLEMENT DATED APRIL 9, 2001
  TO THE AMERICAN EXPRESS MONEY MARKET ACCOUNTS PROSPECTUS DATED JULY 31, 2000
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Please be advised that effective April 9, 2001, the Primary, U.S. Government and
U.S. Treasury Funds of The Reserve Fund, as well as the Reserve Interstate Tax-Exempt Fund of the Reserve Tax-Exempt Trust offer eight classes of shares:
Class 8, Class 15, Class 25, Class 35, Class 45, Treasurer's Trust, Class 75 and Class R. Classes 8, 15, 25, 35and 45 are specifically designed for institutional investors. Treasurer's Trust is specifically designed for sweep accounts and Class 75 and Class R are specifically designed for direct retail investors.

All outstanding shares of these Funds as of April 8, 2001 are now designated as Class R. Please note that there is no change in the investment objective, strategies, the adviser, the management fee or the services of the Funds.

In addition , please note that under the section entitled, "your account" the requirements for signature guarantees have been revised as to the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, and should read as such:


SIGNATURES GUARANTEED. The following situations require written instructions along with signatures guaranteed.
        (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
        (2) redemptions on accounts whose address has been changed within the past 30 days; or
        (3) redemption requests to be sent to someone other than the account owner or the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.